Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Condensed Consolidating Balance Sheet Information

CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

	December 31, 2017
			Non-Guarantor Subsidiaries
	Parent	Guarantor Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Current assets	$78,909	$1,015,802	$266,627	$1,022,340	$(7,323)	$2,376,355
Property and equipment, net	—	13,521,221	10,021,938	6,125,722	(10,033,422)	19,635,459
Investments in subsidiaries	21,040,147	3,304,768	—	—	(24,344,915)	—
Investments in the MGP Operating Partnership	—	3,549,063	—	862,037	(4,411,100)	—
Investments in and advances to unconsolidated affiliates	—	1,002,903	—	5,394	25,000	1,033,297
Intercompany accounts	—	5,998,499	—	—	(5,998,499)	—
Other non-current assets	49,142	913,602	62,555	5,134,220	(44,588)	6,114,931
	$21,168,198	$29,305,858	$10,351,120	$13,149,713	$(44,814,847)	$29,160,042
Current liabilities	$153,159	$1,445,031	$144,537	$1,609,110	$(213,540)	$3,138,297
Intercompany accounts	5,783,578	—	962	213,959	(5,998,499)	—
Deferred income taxes, net	934,966	—	28,544	360,409	(28,544)	1,295,375
Long-term debt, net	6,682,574	2,835	3,934,628	2,131,015	—	12,751,052
Other long-term obligations	36,860	7,268,664	174,710	2,305,353	(9,501,171)	284,416
Total liabilities	13,591,137	8,716,530	4,283,381	6,619,846	(15,741,754)	17,469,140
Redeemable noncontrolling interests	—	—	—	79,778	—	79,778
MGM Resorts International stockholders' equity	7,577,061	20,589,328	4,443,089	4,040,676	(29,073,093)	7,577,061
Noncontrolling interests	—	—	1,624,650	2,409,413	—	4,034,063
Total stockholders' equity	7,577,061	20,589,328	6,067,739	6,450,089	(29,073,093)	11,611,124
	$21,168,198	$29,305,858	$10,351,120	$13,149,713	$(44,814,847)	$29,160,042

	December 31, 2016
			Non-Guarantor Subsidiaries
	Parent	Guarantor Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Current assets	$103,934	$983,901	$368,622	$783,920	$(8,594)	$2,231,783
Property and equipment, net	—	13,599,127	9,079,678	4,837,868	(9,091,650)	18,425,023
Investments in subsidiaries	18,865,905	3,325,952	—	—	(22,191,857)	—
Investments in the MGP Operating Partnership	—	3,553,840	—	636,268	(4,190,108)	—
Investments in and advances to unconsolidated affiliates	—	1,188,493	—	5,853	25,000	1,219,346
Intercompany accounts	—	4,809,802	—	—	(4,809,802)	—
Other non-current assets	50,741	934,836	58,440	5,302,132	(47,901)	6,298,248
	$19,020,580	$28,395,951	$9,506,740	$11,566,041	$(40,314,912)	$28,174,400
Current liabilities	$184,281	$1,344,605	$139,099	$837,844	$(169,226)	$2,336,603
Intercompany accounts	3,406,699	—	166	1,402,937	(4,809,802)	—
Deferred income taxes, net	2,188,081	—	25,368	348,419	(25,368)	2,536,500
Long-term debt, net	7,019,745	2,835	3,613,567	2,343,073	—	12,979,220
Other long-term obligations	28,949	7,360,887	120,279	1,051,754	(8,235,888)	325,981
Total liabilities	12,827,755	8,708,327	3,898,479	5,984,027	(13,240,284)	18,178,304
Redeemable noncontrolling interests	—	—	—	54,139	—	54,139
MGM Resorts International stockholders' equity	6,192,825	19,687,624	4,274,444	3,112,560	(27,074,628)	6,192,825
Noncontrolling interests	—	—	1,333,817	2,415,315	—	3,749,132
Total stockholders' equity	6,192,825	19,687,624	5,608,261	5,527,875	(27,074,628)	9,941,957
	$19,020,580	$28,395,951	$9,506,740	$11,566,041	$(40,314,912)	$28,174,400

Schedule of Condensed Consolidating Statement of Operations and Comprehensive Income Information

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Year Ended December 31, 2017
			Non-Guarantor Subsidiaries
	Parent	Guarantor Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Net revenues	$—	$7,649,990	$765,695	$3,151,304	$(769,510)	$10,797,479
Equity in subsidiaries' earnings	1,391,725	156,081	—	—	(1,547,806)	—
Expenses
Casino and hotel operations	10,784	4,262,212	—	1,923,942	(3,816)	6,193,122
General and administrative	8,742	1,180,989	84,348	369,844	(84,348)	1,559,575
Corporate expense	127,092	200,801	34,085	(515)	(4,591)	356,872
NV Energy exit expense	—	(40,629)	—	—	—	(40,629)
Preopening and start-up expenses	—	8,258	—	110,217	—	118,475
Property transactions, net	—	43,985	34,022	6,294	(34,022)	50,279
Depreciation and amortization	—	649,676	260,455	343,804	(260,455)	993,480
	146,618	6,305,292	412,910	2,753,586	(387,232)	9,231,174
Income (loss) from unconsolidated affiliates	—	147,234	—	(1,012)	—	146,222
Operating income	1,245,107	1,648,013	352,785	396,706	(1,930,084)	1,712,527
Interest expense, net of amounts capitalized	(466,907)	(982)	(184,175)	(16,681)	—	(668,745)
Other, net	26,215	(402,602)	2,286	(142,997)	434,106	(82,992)
Income before income taxes	804,415	1,244,429	170,896	237,028	(1,495,978)	960,790
Benefit (provision) for income taxes	1,147,637	—	(4,906)	(15,337)	—	1,127,394
Net income	1,952,052	1,244,429	165,990	221,691	(1,495,978)	2,088,184
Less: Net income attributable to noncontrolling interests	—	—	(41,775)	(94,357)	—	(136,132)
Net income attributable to MGM Resorts International	$1,952,052	$1,244,429	$124,215	$127,334	$(1,495,978)	$1,952,052
Net income	$1,952,052	$1,244,429	$165,990	$221,691	$(1,495,978)	$2,088,184
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	(23,995)	(23,995)	—	(43,188)	47,990	(43,188)
Unrealized gain on cash flow hedges	5,234	—	9,782	—	(7,021)	7,995
Other comprehensive income (loss)	(18,761)	(23,995)	9,782	(43,188)	40,969	(35,193)
Comprehensive income	1,933,291	1,220,434	175,772	178,503	(1,455,009)	2,052,991
Less: Comprehensive income attributable to noncontrolling interests	—	—	(44,536)	(75,164)	—	(119,700)
Comprehensive income attributable to MGM Resorts International	$1,933,291	$1,220,434	$131,236	$103,339	$(1,455,009)	$1,933,291

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Year Ended December 31, 2016
			Non-Guarantor Subsidiaries
	Parent	Guarantor Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Net revenues	$—	$7,050,893	$467,548	$2,430,795	$(470,967)	$9,478,269
Equity in subsidiaries' earnings	1,779,119	174,587	—	—	(1,953,706)	—
Expenses
Casino and hotel operations	9,063	4,027,602	—	1,487,975	(3,419)	5,521,221
General and administrative	6,834	1,137,027	68,063	214,839	(48,229)	1,378,534
Corporate expense	131,938	160,887	20,360	(194)	(286)	312,705
NV Energy exit expense	—	139,335	—	—	—	139,335
Preopening and start-up expenses	—	8,775	—	131,300	—	140,075
Property transactions, net	—	16,449	4,684	(246)	(3,809)	17,078
Gain on Borgata transaction	—	(430,118)	—	—	—	(430,118)
Depreciation and amortization	—	524,123	220,667	261,730	(156,993)	849,527
	147,835	5,584,080	313,774	2,095,404	(212,736)	7,928,357
Income (loss) from unconsolidated affiliates	—	528,605	—	(318)	—	528,287
Operating income	1,631,284	2,170,005	153,774	335,073	(2,211,937)	2,078,199
Interest expense, net of amounts capitalized	(562,536)	(1,500)	(115,438)	(15,299)	—	(694,773)
Other, net	(7,864)	(324,141)	(726)	(93,145)	300,039	(125,837)
Income before income taxes	1,060,884	1,844,364	37,610	226,629	(1,911,898)	1,257,589
Benefit (provision) for income taxes	39,524	(22,579)	(2,264)	(36,424)	—	(21,743)
Net income	1,100,408	1,821,785	35,346	190,205	(1,911,898)	1,235,846
Less: Net income attributable to noncontrolling interests	—	—	(29,938)	(105,500)	—	(135,438)
Net income attributable to MGM Resorts International	$1,100,408	$1,821,785	$5,408	$84,705	$(1,911,898)	$1,100,408
Net income	$1,100,408	$1,821,785	$35,346	$190,205	$(1,911,898)	$1,235,846
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	(1,477)	(1,477)	—	(2,680)	2,954	(2,680)
Unrealized gain on cash flow hedges	1,434	—	1,879	—	(1,434)	1,879
Other comprehensive income (loss)	(43)	(1,477)	1,879	(2,680)	1,520	(801)
Comprehensive income	1,100,365	1,820,308	37,225	187,525	(1,910,378)	1,235,045
Less: Comprehensive income attributable to noncontrolling interests	—	—	(30,383)	(104,297)	—	(134,680)
Comprehensive income attributable to MGM Resorts International	$1,100,365	$1,820,308	$6,842	$83,228	$(1,910,378)	$1,100,365

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Year Ended December 31, 2015
			Non-Guarantor Subsidiaries
	Parent	Guarantor Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Net revenues	$—	$6,560,919	$—	$2,621,568	$(2,897)	$9,179,590
Equity in subsidiaries' earnings	379,468	(566,332)	—	—	186,864	—
Expenses
Casino and hotel operations	6,717	3,936,461	—	1,671,756	(2,897)	5,612,037
General and administrative	4,959	1,038,062	58,473	207,619	—	1,309,113
Corporate expense	120,615	154,353	—	(488)	—	274,480
Preopening and start-up expenses	—	4,973	—	66,354	—	71,327
Property transactions, net	—	24,688	6,665	1,472,589	—	1,503,942
Depreciation and amortization	—	348,159	196,816	274,908	—	819,883
	132,291	5,506,696	261,954	3,692,738	(2,897)	9,590,782
Income (loss) from unconsolidated affiliates	—	259,473	—	(1,119)	—	258,354
Operating income (loss)	247,177	747,364	(261,954)	(1,072,289)	186,864	(152,838)
Interest expense, net of amounts capitalized	(762,529)	(1,057)	—	(33,993)	—	(797,579)
Other, net	49,497	(84,958)	—	(56,971)	—	(92,432)
Income (loss) before income taxes	(465,855)	661,349	(261,954)	(1,163,253)	186,864	(1,042,849)
Benefit (provision) for income taxes	20,340	(7,125)	—	(7,810)	—	5,405
Net income (loss)	(445,515)	654,224	(261,954)	(1,171,063)	186,864	(1,037,444)
Less: Net loss attributable to noncontrolling interests	—	—	—	591,929	—	591,929
Net income (loss) attributable to MGM Resorts International	$(445,515)	$654,224	$(261,954)	$(579,134)	$186,864	$(445,515)
Net income (loss)	$(445,515)	$654,224	$(261,954)	$(1,171,063)	$186,864	$(1,037,444)
Other comprehensive income, net of tax:
Foreign currency translation adjustment	1,703	1,703	—	3,727	(3,406)	3,727
Other	(672)	(672)	—	—	672	(672)
Other comprehensive income	1,031	1,031	—	3,727	(2,734)	3,055
Comprehensive income (loss)	(444,484)	655,255	(261,954)	(1,167,336)	184,130	(1,034,389)
Less: Comprehensive loss attributable to noncontrolling interests	—	—	—	589,905	—	589,905
Comprehensive income (loss) attributable to MGM Resorts International	$(444,484)	$655,255	$(261,954)	$(577,431)	$184,130	$(444,484)

Schedule of Condensed Consolidating Statement of Cash Flows Information

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Year Ended December 31, 2017
			Non-Guarantor Subsidiaries
	Parent	Guarantor Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(584,252)	$1,152,083	$482,578	$1,156,002	$—	$2,206,411
Cash flows from investing activities
Capital expenditures, net of construction payable	—	(482,024)	(488)	(1,381,570)	—	(1,864,082)
Dispositions of property and equipment	—	502	—	216	—	718
Acquisition of National Harbor, net of cash acquired	—	—	(462,500)	—	462,500	—
Investments in and advances to unconsolidated affiliates	—	(16,727)	—	—	—	(16,727)
Distributions from unconsolidated affiliates in excess of cumulative earnings	—	301,211	—	—	—	301,211
Intercompany accounts	462,500	(1,186,942)	—	—	724,442	—
Other	—	(1,754)	—	42	—	(1,712)
Net cash provided by (used in) investing activities	462,500	(1,385,734)	(462,988)	(1,381,312)	1,186,942	(1,580,592)
Cash flows from financing activities
Net borrowings (repayments) under bank credit facilities - maturities of 90 days or less	122,500	—	(466,875)	359,376	—	15,001
Issuance of long-term debt	—	—	350,000	—	—	350,000
Retirement of senior notes	(502,669)	—	—	—	—	(502,669)
Debt issuance costs	—	—	(5,598)	(4,379)	—	(9,977)
Issuance of MGM Growth Properties Class A shares in public offering	—	—	404,685	—	—	404,685
MGM Growth Properties Class A share issuance costs	—	—	(17,137)	—	—	(17,137)
Dividends paid to common shareholders	(252,014)	—	—	—	—	(252,014)
MGP dividends paid to consolidated subsidiaries	—	—	(290,091)	—	290,091	—
Distributions to noncontrolling interest owners	—	—	(95,344)	(75,058)	—	(170,402)
Intercompany accounts	1,042,111	248,626	—	186,296	(1,477,033)	—
Purchases of common stock	(327,500)	—	—	—	—	(327,500)
Other	(33,801)	(11,644)	—	(13,320)	—	(58,765)
Net cash provided by (used in) financing activities	48,627	236,982	(120,360)	452,915	(1,186,942)	(568,778)
Effect of exchange rate on cash	—	—	—	(3,627)	—	(3,627)
Cash and cash equivalents
Net increase (decrease) for the period	(73,125)	3,331	(100,770)	223,978	—	53,414
Balance, beginning of period	99,995	307,713	360,492	678,381	—	1,446,581
Balance, end of period	$26,870	$311,044	$259,722	$902,359	$—	$1,499,995

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Year Ended December 31, 2016
			Non-Guarantor Subsidiaries
	Parent	Guarantor Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(603,136)	$1,313,595	$297,781	$525,732	$—	$1,533,972
Cash flows from investing activities
Capital expenditures, net of construction payable	—	(290,455)	(138,987)	(1,833,031)	—	(2,262,473)
Dispositions of property and equipment	—	1,940	—	2,004	—	3,944
Proceeds from partial disposition of investment in unconsolidated affiliate	—	15,000	—	—	—	15,000
Acquisition of Borgata, net of cash acquired	—	(559,443)	—	—	—	(559,443)
Investments in and advances to unconsolidated affiliates	—	(3,633)	—	—	—	(3,633)
Distributions from unconsolidated affiliates in excess of cumulative earnings	—	542,097	—	—	—	542,097
Intercompany accounts	—	(1,562,442)	—	—	1,562,442	—
Other	—	(7,651)	—	(4,045)	—	(11,696)
Net cash used in investing activities	—	(1,864,587)	(138,987)	(1,835,072)	1,562,442	(2,276,204)
Cash flows from financing activities
Net borrowings (repayments) under bank credit facilities - maturities of 90 days or less	(2,016,000)	4,094,850	(2,411,600)	823,782	—	491,032
Borrowings under bank credit facilities - maturities longer than 90 days	1,845,375	—	—	—	—	1,845,375
Repayments under bank credit facilities - maturities longer than 90 days	(1,845,375)	—	—	—	—	(1,845,375)
Issuance of long-term debt	500,000	—	1,550,000	—	—	2,050,000
Retirement of senior notes	(2,255,392)	(2,661)	—	—	—	(2,258,053)
Repayment of Borgata credit facility	—	(583,598)	—	—	—	(583,598)
Debt issuance costs	(29,871)	—	(77,163)	(32,550)	—	(139,584)
Issuance of MGM Growth Properties Class A shares in public offering	—	—	1,207,500	—	—	1,207,500
MGM Growth Properties Class A share issuance costs	—	—	(75,032)	—	—	(75,032)
Acquisition of MGM China shares	(100,000)	—	—	—	—	(100,000)
MGP dividends paid to consolidated subsidiaries	—	—	(113,414)	—	113,414	—
Distributions to noncontrolling interest owners	—	—	(37,415)	(65,952)	—	(103,367)
Intercompany accounts	4,082,303	(2,954,054)	158,822	388,785	(1,675,856)	—
Proceeds from issuance of redeemable noncontrolling interests	—	—	—	47,325	—	47,325
Other	(16,765)	—	—	(36)	—	(16,801)
Net cash provided by financing activities	164,275	554,537	201,698	1,161,354	(1,562,442)	519,422
Effect of exchange rate on cash	—	—	—	(921)	—	(921)
Cash and cash equivalents
Net increase (decrease) for the period	(438,861)	3,545	360,492	(148,907)	—	(223,731)
Balance, beginning of period	538,856	304,168	—	827,288	—	1,670,312
Balance, end of period	$99,995	$307,713	$360,492	$678,381	$—	$1,446,581

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Year Ended December 31, 2015
			Non-Guarantor Subsidiaries
	Parent	Guarantor Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(776,996)	$1,375,766	$(58,473)	$464,782	$—	$1,005,079
Cash flows from investing activities
Capital expenditures, net of construction payable	—	(353,245)	(129,308)	(984,266)	—	(1,466,819)
Dispositions of property and equipment	—	7,901	—	131	—	8,032
Proceeds from sale of business units and investment in unconsolidated affiliate	—	92,207	—	—	—	92,207
Investments in and advances to unconsolidated affiliates	(141,390)	(54,672)	—	—	—	(196,062)
Distributions from unconsolidated affiliates in excess of cumulative earnings	—	201,612	—	—	—	201,612
Investments in cash deposits - maturities longer than 90 days	(200,205)	—	—	—	—	(200,205)
Proceeds from cash deposits - maturities longer than 90 days	770,205	—	—	—	—	770,205
Intercompany accounts	—	(1,059,181)	—	—	1,059,181	—
Other	—	(7,516)	—	3,488	—	(4,028)
Net cash provided by (used in) investing activities	428,610	(1,172,894)	(129,308)	(980,647)	1,059,181	(795,058)
Cash flows from financing activities
Net borrowings (repayments) under bank credit facilities - maturities of 90 days or less	(28,000)	—	—	1,005,275	—	977,275
Borrowings under bank credit facilities - maturities longer than 90 days	3,768,750	—	—	1,350,000	—	5,118,750
Repayments under bank credit facilities - maturities longer than 90 days	(3,768,750)	—	—	(1,350,000)	—	(5,118,750)
Retirement of senior notes	(875,504)	—	—	—	—	(875,504)
Debt issuance costs	—	—	—	(46,170)	—	(46,170)
Intercompany accounts	1,003,750	(158,021)	187,781	25,671	(1,059,181)	—
Distributions to noncontrolling interest owners	—	—	—	(307,227)	—	(307,227)
Proceeds from issuance of redeemable noncontrolling interests	—	—	—	6,250	—	6,250
Other	(12,512)	—	—	9	—	(12,503)
Net cash provided by (used in) financing activities	87,734	(158,021)	187,781	683,808	(1,059,181)	(257,879)
Effect of exchange rate on cash	—	—	—	793	—	793
Cash and cash equivalents						—
Net increase (decrease) for the period	(260,652)	44,851	—	168,736	—	(47,065)
Change in cash related to assets held for sale	—	3,662	—	—	—	3,662
Balance, beginning of period	799,508	255,655	—	658,552	—	1,713,715
Balance, end of period	$538,856	$304,168	$—	$827,288	$—	$1,670,312